Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long Term Debt Outstanding

The following table sets forth our outstanding debt:

	December 31,
	2014	2013
	(In thousands)
7.456% senior notes due 2018	$500,000	$500,000
5.95% senior notes due 2020, net of discount	749,485	749,412
4.5% senior notes due 2024, net of discount	497,302	—

Long-term debt	$1,746,787	$1,249,412